REVENUE (Tables)	12 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of Revenue

Amounts in R million	2025	2024	2023

Gold revenue	7,864.3	6,229.7	5,489.7
Silver revenue	13.9	10.0	6.6
Total revenue	7,878.2	6,239.7	5,496.3

Schedule of Market Risk

Amounts in R million	2025	2024	2023

20% increase in the US Dollar gold price	1,575.6	1,247.9	1,099.3
20% decrease in the US Dollar gold price	(1,575.6)	(1,247.9)	(1,099.3)

Amounts in R million	2025	2024	2023

10% increase in the US Dollar exchange rate (2024 and 2023: 20%)	787.8	1,247.9	1,099.3
10% decrease in the US Dollar exchange rate (2024 and 2023: 20%)	(787.8)	(1,247.9)	(1,099.3)
Due to lower volatility in the Rand to US Dollar exchange rate the sensitivity has been reduced to 10% from 20% in 2024.